Pensions and Postretirement Benefits (Change in benefit obligation) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets
Fair value of plan assets at beginning of year	$ 120.2	$ 117.3	$ 117.3
Fair value of plan assets at end of year			120.2	$ 117.3
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	58.5	58.4	58.4	61.1
Service cost	0.6	0.6	2.4	2.6	$ 2.2
Interest cost	0.5	0.5	1.8	2.3	2.2
Actuarial losses (gains)			0.5	(3.0)
Benefits and expenses paid, net of contributions			(4.6)	(4.6)
Benefit obligation at end of year			58.5	58.4	61.1
Change in plan assets
Fair value of plan assets at beginning of year	120.2	117.3	117.3	125.7
Actual return on plan assets			8.3	(2.9)
Company contributions			0.0	0.0
Cash transfer to fund postretirement benefit payments			(0.8)	(0.9)
Benefits and expenses paid, net of contributions			(4.6)	(4.6)
Fair value of plan assets at end of year			120.2	117.3	125.7
Funded (underfunded) status of the plans			61.7	58.9
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	10.0	13.5	13.5	17.0
Service cost	0.0	0.0	0.0	0.0	0.0
Interest cost	0.1	0.1	0.3	0.5	0.6
Actuarial losses (gains)			(2.6)	(2.7)
Benefits and expenses paid, net of contributions			(1.2)	(1.3)
Benefit obligation at end of year			10.0	13.5	17.0
Change in plan assets
Fair value of plan assets at beginning of year	$ 0.0	$ 0.0	0.0	0.0
Actual return on plan assets			0.0	0.0
Company contributions			1.2	1.3
Cash transfer to fund postretirement benefit payments			0.0	0.0
Benefits and expenses paid, net of contributions			(1.2)	(1.3)
Fair value of plan assets at end of year			0.0	0.0	$ 0.0
Funded (underfunded) status of the plans			$ (10.0)	$ (13.5)